REPORTABLE SEGMENTS	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

10. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and natural gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating (loss) / income. Segment operating (loss) / income does not include general corporate expenses, such as corporate overhead (costs incurred at the Company’s global and regional headquarter locations), share-based compensation, and transaction and integration costs, as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: hydraulic fracturing, coiled tubing, stimulation and pumping, cementing, nitrogen services, filtration services, pipelines and industrial services, production assurance, artificial lift services, completions and integrated production management.

Drilling and Evaluation Services generates its revenue from the following service offerings: rigs and integrated services, fishing and downhole tools, thru-tubing intervention, tubular running services, directional drilling, drilling fluids, pressure control, well testing services, wireline logging services, and slickline services.

In January 2021, the Company announced an Environmental, Social, and Corporate Governance IMPACT (“ESG IMPACT”) initiative to develop a portfolio of product lines and services aimed to mitigate climate change, enhance water management and conservation, and minimize environmental waste in the industry. These innovative energy solutions so far include methane detection and control, flare capture and re-use, and water treatment and re-use. In February 2024, NESR rebranded the ESG IMPACT segment to NESR Environmental & Decarbonization Applications (“NEDA”) to signify the importance of industry action in decarbonizing the footprint of energy production. The results of NEDA or ESG IMPACT were not material to our Unaudited Condensed Consolidated Interim Statements of Operations for the quarter-to-date period ended June 30, 2024, quarter-to-date period ended June 30, 2023, year-to-date period ended June 30, 2024, and/or year-to-date period ended June 30, 2023, respectively.

The Company’s operations and activities are located within certain geographies, primarily the MENA region, as well as in Malaysia, Indonesia and India.

Revenue from operations

	For the three-month period ended		For the six-month period ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Reportable Segment:
Production Services	$219,595	$192,414	$414,098	$367,509
Drilling and Evaluation Services	105,374	87,897	207,719	170,802
Total external revenue	$324,969	$280,311	$621,817	$538,311

Long-lived assets

	As of
	June 30, 2024	December 31, 2023
Reportable Segment:
Production Services	$218,939	$225,612
Drilling and Evaluation Services	153,258	170,224
Total Reportable Segments	372,197	395,836
Unallocated assets	51,054	46,830
Total long-lived assets	$423,251	$442,666

Operating income

	For the three-month period ended		For the six-month period ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Reportable Segment:
Production Services	$27,954	$22,008	$46,878	$42,599
Drilling and Evaluation Services	12,921	9,801	22,677	17,080
Total Reportable Segments	40,875	31,809	69,555	59,679
Unallocated expenses	(6,759)	(14,570)	(10,881)	(34,678)
Total operating income	34,116	17,239	58,674	25,001
Interest expense, net	(9,439)	(11,067)	(20,043)	(21,986)
Other income, net	184	166	805	864
Income before income tax	$24,861	$6,338	$39,436	$3,879

Revenue by geographic area

	For the three-month period ended		For the six-month period ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-	$-
MENA	322,354	277,991	616,082	532,366
Rest of World	2,615	2,320	5,735	5,945
Total revenue	$324,969	$280,311	$621,817	$538,311

Long-lived assets by geographic area

	As of
	June 30, 2024	December 31, 2023
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	413,422	431,002
Rest of World	9,829	11,664
Total long-lived assets	$423,251	$442,666